Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Other Borrowings) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Short-term Debt [Line Items]
Other Borrowings	$ 9,317,244	$ 9,801,386
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	15,400,000	17,800,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	16,300,000	19,000,000
Minimum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	1 day
Maximum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	3 days
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.20%	0.25%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 10,200,000	$ 11,700,000